Derivative warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Derivative warrant liabilities
Summary of derivative warrant liabilities

	(Unaudited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Opening balance	1,317,091	—
Recognized pursuant to the reverse acquisition transaction	—	35,487,284
Change in fair value during the period/year	—	(34,170,193)
Ending balance	1,317,091	1,317,091